Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 672,951
		$ 672,951
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,702,544
		$ 3,702,544
Total Corporate Bonds (identified cost $4,305,000)		$ 4,375,495

Tax-Exempt Municipal Obligations — 140.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,158,552
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	280	309,077
		$ 1,467,629
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$630	$ 277,291
		$ 277,291
Education — 8.5%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$430	$ 328,712
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	876,508
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	1,060	1,087,668
California State University, 5.25%, 11/1/56(3)	4,000	4,182,520
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	334,852
5.375%, 6/15/48(1)	655	577,163
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	407,800
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	206,559
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	1,000	1,002,300
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/48(3)	$10,000	$ 10,248,200
6.00%, 5/15/59	5,580	6,044,305
Pennsylvania University, 5.50%, 9/1/55(3)	6,000	6,349,980
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	183,893
5.00%, 4/1/40(1)	710	681,727
5.00%, 4/1/50(1)	1,030	907,602
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	1,745	1,654,931
		$ 35,074,720
Electric Utilities — 2.5%
Omaha Public Power District, NE, 5.25%, 2/1/55(3)	$10,000	$ 10,375,600
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 3/1/53	30	30,208
		$ 10,405,808
Escrowed/Prerefunded — 0.4%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$1,500	$ 1,703,217
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	20	21,971
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,292
		$ 1,730,480
General Obligations — 22.4%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(3)	$4,000	$ 4,032,160
Bend, OR, 5.00%, 6/1/50(3)	10,000	10,253,000
California:
5.00%, 3/1/49(3)	10,000	10,398,600
5.25%, 9/1/53(3)	6,000	6,255,000
Canton Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(3)	2,350	2,427,197
5.25%, 2/15/55(3)	2,350	2,416,952
Chicago Board of Education, IL:
5.00%, 12/1/42	8,160	7,285,851
6.00%, 12/1/49	2,625	2,676,680
Chicago, IL, 5.75%, 1/1/33	1,500	1,531,480
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	10,000	10,323,200

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.00%, 12/1/42	$3,020	$ 3,016,513
5.50%, 5/1/39	290	302,317
5.75%, 5/1/45	295	304,460
Massachusetts, 5.00%, 4/1/55(3)	4,000	4,063,800
Mesquite Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/49	260	266,553
5.00%, 8/15/49(3)	6,000	6,151,200
Northside Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	6,750	6,983,685
Puerto Rico, 0.00%, 7/1/33	3,000	2,100,848
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,030
5.25%, 2/15/55(3)	1,325	1,370,872
5.25%, 2/15/58(3)	2,275	2,348,528
San Angelo Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	4,000	4,141,560
Van Alstyne Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	3,300	3,394,017
		$ 92,049,503
Hospital — 6.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	$1,000	$ 838,780
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,526,279
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	2,000	1,752,572
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	3,885	3,884,879
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,985	2,517,987
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,365	1,300,385
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,691,166
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	35	35,038
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	635,004
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.25%, 11/1/54(3)	6,500	6,680,635
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	2,000	1,792,654
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	$875	$ 715,774
5.50%, 12/1/43	750	652,530
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	4,075	3,584,648
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	354,567
		$ 27,962,898
Housing — 2.6%
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	$1,755	$ 1,669,430
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.90%, 12/1/59	1,000	972,438
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,385	1,384,898
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31(4)	180	180,000
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	5,022	4,594,315
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,995	1,938,972
		$ 10,740,053
Industrial Development Revenue — 10.5%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$3,000	$ 2,914,221
Green Bonds, (AMT), 5.70%, 5/1/53	3,385	3,406,640
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,342
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	840,094
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,214,857
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,254,338
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	3,500	3,508,556
(AMT), 3.50%, 12/1/51(1)	2,000	1,443,424
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	3,075	2,707,639
(AMT), 4.875%, 11/1/42(1)	245	219,894

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	$3,400	$ 3,403,550
5.50%, 6/1/33	750	750,832
(AMT), 5.625%, 11/15/30	4,510	4,514,708
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	700	715,085
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,845	6,803,238
(AMT), 5.625%, 4/1/40	5,605	5,776,619
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,114,653
Valparaiso, IN, (Pratt Paper (IN), LLC), (AMT), 5.00%, 1/1/54(1)	1,000	922,008
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	301,747
		$ 43,367,445
Insured - Education — 0.7%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$1,000	$ 1,143,339
Massachusetts Development Finance Agency, (Holy Cross College), (AMBAC), 5.25%, 9/1/32(3)	1,365	1,557,083
		$ 2,700,422
Insured - Electric Utilities — 3.7%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 664,883
(NPFG), 0.00%, 11/15/38	2,000	1,042,375
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AG), 5.00%, 7/1/64	3,125	3,082,614
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,959,582
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,529,856
(NPFG), 5.25%, 7/1/32	250	249,847
(NPFG), 5.25%, 7/1/34	1,445	1,435,419
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	4,000	4,215,494
		$ 15,180,070
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.1%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 2,085,189
Detroit School District, MI, (AG), 5.25%, 5/1/32	300	335,995
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,125,519
Whatcom County Public Utility District No. 1, WA, (BAM), (AMT), 5.50%, 12/1/42	1,000	1,041,094
		$ 4,587,797
Insured - Hospital — 1.0%
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	$3,000	$ 3,133,022
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/51	1,150	1,132,355
		$ 4,265,377
Insured - Housing — 0.3%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	$1,300	$ 1,297,771
		$ 1,297,771
Insured - Lease Revenue/Certificates of Participation — 1.4%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(1)	$2,800	$ 2,389,663
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,090,909
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,189,086
		$ 5,669,658
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 655,980
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AG), 3.00%, 1/1/46	560	399,999
		$ 1,055,979
Insured - Special Tax Revenue — 5.6%
Garden State Preservation Trust, NJ, (AG), 0.00%, 11/1/25	$5,250	$ 5,224,537
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	4,210	2,688,347
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,099,244

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 0.00%, 10/1/37	$20,700	$ 11,615,780
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	760	741,029
(AG), 0.00%, 7/1/27	2,020	1,910,817
		$ 23,279,754
Insured - Transportation — 8.2%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 9,341,301
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AG), (AMT), 5.50%, 1/1/53	2,665	2,714,861
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,104,939
Houston, TX, Airport System Revenue, (AG), (AMT), 4.50%, 7/1/53	6,500	5,817,920
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,985	3,932,170
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	515	521,911
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.00%, 12/31/57	2,000	1,910,502
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,500	2,635,694
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	820	821,799
		$ 33,801,097
Insured - Water and Sewer — 4.4%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.00%, 10/1/35(3)	$17,985	$ 18,152,800
		$ 18,152,800
Lease Revenue/Certificates of Participation — 4.6%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 538,777
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	4,115	4,097,823
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,505,013
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	8,000	8,011,539
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	2,730	2,763,770
		$ 18,916,922
Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.3%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,081,952
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,925	750,750
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	491,075
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	430,857
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	880,033
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,131,821
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	405	405,188
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	225	231,279
		$ 9,402,955
Senior Living/Life Care — 9.0%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	$1,530	$ 1,483,154
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	45	44,328
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	192,421
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,010,894
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	1,000	866,658
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	520	477,013
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	728,102
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	799,902
5.00%, 11/15/38(1)	545	555,076
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	277,357
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,561,745
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,700	1,915,819
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	465	446,689

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista): (continued)
5.75%, 7/1/54(1)	$1,270	$ 1,203,695
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	120	120,534
5.00%, 7/1/34	130	130,045
5.00%, 7/1/49	2,775	2,352,046
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,083,304
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	2,000	1,898,751
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	1,215	1,703,590
11.50%, 7/1/27(1)	130	130,764
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	751,806
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,138,155
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	750	759,791
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,640	2,360,797
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	1,200	888,263
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,252,103
7.00%, 9/1/59	1,000	1,078,500
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,000,725
		$ 37,212,027
Special Tax Revenue — 16.4%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$3,440	$ 3,284,350
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,639,000
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(3)	6,000	6,206,340
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.125%, 5/1/46	1,500	1,436,781
6.00%, 5/1/56(5)	1,000	991,604
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$275	$ 218,274
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/55(3)	6,000	6,228,300
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(3)	4,000	4,230,800
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	2,185	2,006,017
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	90	0
5.35%, 5/1/38(6)	35	0
5.75%, 5/1/38	110	110,851
New York City Transitional Finance Authority, NY, 5.50%, 5/1/52(3)	10,000	10,484,800
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 11/1/47	2,195	1,558,483
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	179	168,588
0.00%, 7/1/29	261	229,175
0.00%, 7/1/31	316	254,214
0.00%, 7/1/33	357	261,457
0.00%, 7/1/46	3,403	1,075,543
0.00%, 7/1/51	4,523	1,055,739
4.50%, 7/1/34	286	285,987
4.536%, 7/1/53	36	31,050
5.00%, 7/1/58	4,752	4,358,811
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	168	156,289
Series A2, 5.80%, 5/1/35	155	98,884
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(4)	552	242,780
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(3)	4,275	4,400,386
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.25%, 7/15/59(3)	16,000	16,340,320
		$ 67,354,823
Transportation — 24.7%
Charlotte, NC:
5.00%, 7/1/50(3)	$5,400	$ 5,494,932
5.25%, 7/1/55	35	36,332
5.25%, 7/1/55(3)	9,450	9,809,572
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(3)	4,500	4,549,950

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	$2,500	$ 2,619,811
Gerald R. Ford International Airport Authority, MI:
(AMT), 5.00%, 1/1/54	685	672,787
(AMT), 5.00%, 1/1/54(3)	11,000	10,803,870
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.25%, 5/15/50(3)	11,000	11,146,850
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(3)	6,000	6,053,760
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	2,990,760
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,845	2,754,462
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,065	1,960,741
Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,155	1,173,616
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,150	1,149,942
(AMT), 5.25%, 1/1/50	1,050	999,668
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,627,728
Oklahoma Turnpike Authority, 5.50%, 1/1/54(3)	5,000	5,272,150
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,820	4,708,287
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	4,000	3,922,974
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	2,590	2,552,066
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.25%, 5/1/55(3)	10,000	10,089,900
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,525,415
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,000	3,725,984
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	422,968
0.00%, 8/1/39	750	383,674
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	$1,540	$ 1,422,857
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	933,959
		$ 101,805,015
Water and Sewer — 2.5%
JEA Water and Sewer System Revenue, FL, 5.25%, 10/1/55(3)	$10,000	$ 10,287,800
		$ 10,287,800
Total Tax-Exempt Municipal Obligations (identified cost $584,468,633)		$ 578,046,094

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$347	$ 62,483
		$ 62,483
Education — 0.2%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,050,328
		$ 1,050,328
General Obligations — 1.9%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,771,435
		$ 7,771,435
Housing — 0.1%
New York State Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.32%, 11/1/46(7)	$300	$ 300,000
		$ 300,000
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,084,139
		$ 2,084,139

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/48	$10,765	$ 2,498,081
(AMBAC), 0.00%, 10/1/32	1,285	912,711
(AMBAC), 0.00%, 10/1/33	1,000	670,059
		$ 4,080,851
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$250	$ 251,539
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	135	135,790
		$ 387,329
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$735	$ 714,972
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	2,500	2,571,532
		$ 3,286,504
Student Loan — 0.0%†
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 90,037
		$ 90,037
Total Taxable Municipal Obligations (identified cost $18,708,402)		$ 19,113,106
Total Investments — 146.1% (identified cost $607,482,035)		$ 601,534,695
Other Assets, Less Liabilities — (46.1)%		$(189,780,239)
Net Assets — 100.0%		$ 411,754,456
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $44,556,864 or 10.8% of the Trust's net assets.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Security is in default and making only partial interest payments.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
At August 31, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
California	10.2%
Others, representing less than 10% individually	89.1%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 12.2% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Eaton Vance
Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,375,495	$ —	$ 4,375,495
Tax-Exempt Municipal Obligations	—	578,046,094	—	578,046,094
Taxable Municipal Obligations	—	19,113,106	—	19,113,106
Total Investments	$ —	$601,534,695	$ —	$601,534,695
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.